Summary of Significant Accounting Policies (Details) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 22, 2020	Jan. 01, 2018	Dec. 31, 2017	Jan. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	May 18, 2018
Number of warrants to purchase preferred stock					1,102,752			1,102,752						12,500
Shares Outstanding					42,383,516	42,383,516		42,383,516		42,383,516	36,366,705
Preferred stock, shares outstanding					42,383,516	42,383,516		42,383,516		42,383,516	36,366,705
Unrecognized tax benefits			$ 0		$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,372,064
Federal statutory rate		21.00%	34.00%	21.00%						21.00%	21.00%	21.00%
Decrease in Additional Paid in Capital					1		$ 3,404	2	$ (123)	$ (125)	$ (1)
Seven Oaks Acquisition Corp
Minimum net tangible assets					5,000,001			5,000,001
Cash equivalents					$ 0	$ 0		$ 0		$ 0
Number of warrants to purchase preferred stock					18,525,000	18,525,000		18,525,000		18,525,000
Shares Outstanding						25,875,000				25,875,000
Payments for investment of cash in Trust Account						$ 258,750,000
Cash, FDIC Insured Amount						$ 250,000				$ 250,000
Preferred stock, shares outstanding						25,875,000				25,875,000
Accrued interest and penalties						$ 0				$ 0	$ 0		$ 0
Unrecognized tax benefits						$ 0				$ 0
Federal statutory rate						21.00%
Total annual gross revenue						$ 1,070,000,000.00		$ 1,070,000,000.00
Market Value Of Common Stock						700,000,000.0		700,000,000.0
Non-convertible debt securities						$ 1,000,000,000.0		$ 1,000,000,000.0
Seven Oaks Acquisition Corp | Private placement
Number of warrants to purchase preferred stock					5,587,500			5,587,500
Seven Oaks Acquisition Corp | Public Warrants
Class of Warrant or Right, Outstanding					12,937,500	12,937,500		12,937,500		12,937,500
Seven Oaks Acquisition Corp | Private Placement Warrants
Number of warrants to purchase preferred stock						5,587,500				5,587,500
Class of Warrant or Right, Outstanding					5,587,500	5,587,500		5,587,500		5,587,500
Seven Oaks Acquisition Corp | Initial Public Offering
Number of warrants to purchase preferred stock					12,937,500			12,937,500
Payments for investment of cash in Trust Account	$ 258,800,000
Seven Oaks Acquisition Corp | Initial Public Offering | Private Placement Warrants
Payments for investment of cash in Trust Account								$ 258,800,000
Class A Common Stock | Seven Oaks Acquisition Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount								18,525,000
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Shares Outstanding					25,875,000	25,875,000		25,875,000		25,875,000
Preferred stock, shares outstanding					25,875,000	25,875,000		25,875,000		25,875,000